Invesco-SUP-GBL

Summary and Statutory Prospectus Supplement dated August 10, 2018

The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses for Class C and Class CX shares, as applicable, of the Funds listed below:

Invesco All Cap Market Neutral Fund	Invesco Global Low Volatility Equity Yield Fund	Invesco Multi-Asset Inflation Fund
Invesco Alternative Strategies Fund	Invesco Global Market Neutral Fund	Invesco Municipal Income Fund
Invesco American Franchise Fund	Invesco Global Opportunities Fund	Invesco New York Tax Free Income Fund
Invesco American Value Fund	Invesco Global Real Estate Fund	Invesco Pacific Growth Fund
Invesco Asia Pacific Growth Fund	Invesco Global Real Estate Income Fund	Invesco Peak RetirementTM 2015 Fund
Invesco Balanced-Risk Allocation Fund	Invesco Global Responsibility Equity Fund	Invesco Peak RetirementTM 2020 Fund
Invesco Balanced-Risk Commodity Strategy Fund	Invesco Global Small & Mid Cap Growth Fund	Invesco Peak RetirementTM 2025 Fund
Invesco Balanced-Risk Retirement 2020 Fund	Invesco Global Targeted Returns Fund	Invesco Peak RetirementTM 2030 Fund
Invesco Balanced-Risk Retirement 2030 Fund	Invesco Gold & Precious Metals Fund	Invesco Peak RetirementTM 2035 Fund
Invesco Balanced-Risk Retirement 2040 Fund	Invesco Government Money Market Fund	Invesco Peak RetirementTM 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund	Invesco Greater China Fund	Invesco Peak RetirementTM 2045 Fund
Invesco Balanced-Risk Retirement Now Fund	Invesco Growth Allocation Fund	Invesco Peak RetirementTM 2050 Fund
Invesco California Tax-Free Income Fund	Invesco Growth and Income Fund	Invesco Peak RetirementTM 2055 Fund
Invesco Charter Fund	Invesco Health Care Fund	Invesco Peak RetirementTM 2060 Fund
Invesco Comstock Fund	Invesco High Yield Fund	Invesco Peak RetirementTM 2065 Fund
Invesco Conservative Allocation Fund	Invesco High Yield Municipal Fund	Invesco Peak RetirementTM Now Fund
Invesco Convertible Securities Fund	Invesco Income Fund	Invesco Pennsylvania Tax Free Income Fund
Invesco Core Plus Bond Fund	Invesco Income Allocation Fund	Invesco Quality Income Fund
Invesco Corporate Bond Fund	Invesco Intermediate Term Municipal Income Fund	Invesco Real Estate Fund
Invesco Developing Markets Fund	Invesco International Allocation Fund	Invesco S&P 500 Index Fund
Invesco Diversified Dividend Fund	Invesco International Companies Fund	Invesco Select Companies Fund
Invesco Dividend Income Fund	Invesco International Core Equity Fund	Invesco Select Opportunities Fund
Invesco Emerging Markets Equity Fund	Invesco International Growth Fund	Invesco Short Duration High Yield Municipal Fund
Invesco Emerging Markets Flexible Bond Fund	Invesco International Small Company Fund	Invesco Short Term Bond Fund
Invesco Endeavor Fund	Invesco Limited Term Municipal Income Fund	Invesco Small Cap Discovery Fund
Invesco Energy Fund	Invesco Long/Short Equity Fund	Invesco Small Cap Equity Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Low Volatility Emerging Markets Fund	Invesco Small Cap Growth Fund
Invesco Equity and Income Fund	Invesco Low Volatility Equity Yield Fund	Invesco Small Cap Value Fund
Invesco European Growth Fund	Invesco MLP Fund	Invesco Strategic Real Return Fund
Invesco European Small Company Fund	Invesco Macro Allocation Strategy Fund	Invesco Summit Fund
Invesco Floating Rate Fund	Invesco Mid Cap Core Equity Fund	Invesco Technology Fund
Invesco Global Core Equity Fund	Invesco Mid Cap Growth Fund	Invesco Technology Sector Fund
Invesco Global Growth Fund	Invesco Moderate Allocation Fund	Invesco Value Opportunities Fund
Invesco Global Infrastructure Fund	Invesco Multi-Asset Income Fund	Invesco World Bond Fund

At a telephonic meeting held on July 30, 2018, the Funds’ Boards of Trustees approved a modification to the terms of the Funds’ Class C and Class CX shares, whereby in the month of the ten year anniversary of the purchase date of a Fund’s Class C or Class CX shares, such shares would become eligible for automatic conversion into Class A or Class AX shares of the same Fund at net asset value, respectively, except that for the Invesco Government Money Market Fund, the Fund’s Class C and Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class at net asset value (the “Conversion Feature”). The Conversion Feature will become effective on or about January 26, 2019.

No contingent deferred sales charges will be payable in connection with any automatic conversion occurring as a result of the Conversion Feature. Automatic conversions pursuant to the Conversion Feature will constitute tax-free exchanges for federal income tax purposes, and should not result in the recognition of a gain or loss by converting shareholders, although each shareholder should consult with his or her own tax advisor regarding the state and local tax consequences of such conversions. The following information is added under the heading “Shareholder Account Information—Share Class Conversions” in the prospectus for each Fund:

Invesco-SUP-GBL

Automatic Conversion of Class C and Class CX Shares

Effective on or about January 26, 2019, Class C and Class CX shares held for ten years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund, the Fund’s Class C and Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur on the 26th day of each month or, if the 26th day is not a business day, on the next business day (each, a “Conversion Date”). If the tenth anniversary after a purchase of Class C or Class CX shares falls on a Conversion Date, a shareholder’s Class C or Class CX shares will be automatically converted on that date. If the tenth anniversary occurs between Conversion Dates, a shareholder’s Class C or Class CX shares will be automatically converted on the next Conversion Date after such anniversary.

Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.

Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment.of dividends and distributions.

Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.

In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.

Invesco-SUP-GBL